Trade and other payables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables
Payables to merchants	₽ 13,942	₽ 9,178
Money remittances and e-wallets accounts payable	6,571	5,312
Deposits received from agents	4,839	3,638
Commissions payable	601	469
Accrued personnel expenses and related taxes	562	353
Provision for undrawn credit commitments (Note 28)	84
Other payables	848	573
Other advances received	52	76
Total trade and other payables	₽ 27,499	₽ 19,599